Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Schedule of total rental income
Total rental income	$ 44,145	$ 44,972	$ 44,852